Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 845	SFr 44	SFr 0
Realized losses	SFr 4	SFr 6	SFr (0)